Nature of business and organization (Tables)	6 Months Ended
Dec. 31, 2024
Nature of business and organization
Schedule of consolidated financial statements which reflect the activities of Bit Origin

Name	Background	Ownership
SonicHash Canada	· A Canada company	100% owned by Bit Origin
SonicHash Singapore	· A Singapore company	100% owned by Bit Origin *Struck off on September 4, 2024
SonicHash US	· A US company	100% owned by Bit Origin
Sonic Auspice DC LLC	· A US company	55% owned by Bit Origin